SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Amounts payable to related parties	$ (42,130,482)	$ (150,823,205)
Parent company
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Trade creditors		(878,874)
Key management personnel
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, social security benefits and other benefits	(134,082)	(65,882)
Shareholders and other related parties
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Trade and other payables	(195,585)	(286,172)
Trade debtors - Joint ventures and associates
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Trade creditors	$ (41,800,815)	(47,321,832)
Other related parties
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Secured notes		$ (102,270,445)